As filed with the Securities and Exchange Commission on July 12, 2002

                                              1933 Act Registration No. 33-87244
                                              1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                   [ ]
         Post-Effective Amendment No.   31                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    32                                          [X]

                                JNL SERIES TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (517) 381-5500
--------------------------------------------------------------------------------
Susan S. Rhee, Esq.                         with a copy to:
JNL Series Trust                            Keith Rudolf, Esq.
Associate General Counsel                   Jorden Burt
1 Corporate Way                             1025 Thomas Jefferson Street, N.W.
Lansing, Michigan  48951                    Washington, D.C. 20007

                     (Name and Address of Agent for Service)

It is proposed that this filing will become  effective  (check  appropriate box)

        immediately upon filing pursuant to paragraph (b)
 ---
         on _________ pursuant to  paragraph  (b)
 ---
         60 days after filing pursuant to paragraph (a)(1)
 ---
         on  (date) pursuant  to paragraph (a)(1)
 ---
  X      75 days after filing  pursuant to paragraph  (a)(2)
 ---
         on (date)  pursuant to paragraph (a)(2) of Rule 485.
 ---
         This  post-effective  amendment  designates a new effective  date for a
 ---     previously filed post-effective amendment.

                                JNL SERIES TRUST
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                                 Caption in Prospectus or
                                                 Statement of Additional
                                                 Information relating to
N-1A Item                                        each Item
---------                                        -------------------------------

Part A.  Information Required in a Prospectus    Prospectus

1.   Front and Back Cover Pages                  Front and Back Cover Pages

2.   Risk/Return Summary:  Investments,          About the Series of the Trust
     Risks, and Performance

3.   Risk/Return Summary:  Fee Table             Not Applicable

4.   Investment Objectives, Principal            About the Series of the Trust
     Investment Strategies, and Related Risks

5.   Management's Discussion of Fund             Not Applicable
     Performance

6.   Management, Organization and Capital        Management of the Trust;
     Structure                                   About the Series of the Trust

7.   Shareholder Information                     Investment of Trust Shares;
                                                 Share Redemption; Tax Status

8.   Distribution Arrangements                   The Distributor; Brokerage
                                                 Enhancement Plan

9.   Financial Highlights Information            Financial Highlights


         Information Required in a Statement     Statement of
Part B.  of Additional Information               Additional Information

10.  Cover Page and Table Of Contents            Cover Page and Table of
                                                 Contents

11.  Fund History                                General Information and History

12.  Description of the Fund and Its             Common Types of Investments and
     Investments and Risks                       Management Practices;
                                                 Additional Risk Considerations;
                                                 Investment Restrictions
                                                 Applicable to All Series


13.  Management of the Fund                      Trustees and Officers of the
                                                 Trust

14.  Control Persons and Principal Holders       Trustees and Officers of the
                                                 of Securities Trust


15.  Investment Advisory and Other Services      Investment Advisory and Other
                                                 Services

16.  Brokerage Allocation and Other Practices    Series Transactions and
                                                 Brokerage

17.  Capital Stock and Other Securities          Purchases, Redemptions and
                                                 Pricing of Shares; Additional
                                                 Information

18.  Purchase, Redemption and Pricing of         Purchases, Redemptions and
     Shares                                      Pricing of Shares

19.  Taxation of the Fund                        Tax Status

20.  Underwriters                                The Distributor; Brokerage
                                                 Enhancement Plan
21.  Calculation of Performance Data             Performance

22.  Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended. This Amendment is being filed to describe in a supplement the addition of the PPM America/JNL Value Fund to the Prospectus dated May 1, 2002 for the JNL Series Trust and to the Statement of Additional Information dated May 1, 2002, both of which were filed with the Commission on April 17, 2002, as part of Post-Effective Amendment No. 29 to the Registration Statement and to file exhibits to the Registration Statement. This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                        SUPPLEMENT DATED __________, 2002
                                     TO THE
                                   PROSPECTUS
                                       FOR
                               JNL(R) SERIES TRUST

The following changes apply to the prospectus listed above:

The following should be added to the list of funds on the cover page:

PPM AMERICA/JNL VALUE FUND

The following should be added to the section entitled "About the Funds of the Trust:"

PPM America/JNL Value Fund

INVESTMENT OBJECTIVE. The investment objective of the PPM America/JNL Value Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. The Fund seeks to meet its objective by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies. The Fund only invests in companies having a minimum market capitalization of $250 million at the time of purchase, and seeks to maintain a minimum average weighted market capitalization of $5 billion.

Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks, determined by price/earnings ratios, cash flows or other measures. The sub-adviser relies on stock selection to achieve its results, rather than trying to time market fluctuations. In selecting stocks, the sub-adviser establishes valuation parameters, by using relative ratios or target prices to evaluate companies on several levels.

The Fund may also invest in preferred stocks and securities convertible into common stock. The Fund will only purchase convertible securities that, at the time of purchase, are investment grade or, are unrated and determined by the sub-adviser to be of comparable quality.

PRINCIPAL RISKS OF INVESTING IN THE FUND. An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund's shares will change and you could lose all or a portion of your money by investing in the Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Fund invests in stocks of U.S. companies, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of the company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o VALUE INVESTING RISK. With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the manager failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

In addition, the performance of the Fund depends on the sub-adviser's ability to effectively implement the investment strategies of the Fund.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund has not commenced operations as of the effective date of this prospectus.

Shareholder Transaction Expenses (fees paid directly from your investment)
         Maximum Sales Load Imposed on Purchases                                          None
         Maximum Sales Load Imposed on Reinvested Dividends                               None
         Deferred Sales Load                                                              None
         Redemption Fee                                                                   None
         Exchange Fee                                                                     None

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating expenses (expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------------------------------------
Management/Administrative Fee                                                         .85%
Estimated Distribution (12b-1) Expense*                                               .01%
Other Expenses                                                                          0%
-------------------------------------------------------------------------------------------------------------
Total Fund Annual Operating Expenses                                                  .86%
-------------------------------------------------------------------------------------------------------------

* As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Qualified Plan. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------
Expense Example
-------------------------------------------------------------------------------------------------------------
1 Year                                                                                 $88
-------------------------------------------------------------------------------------------------------------
3 Years                                                                               $274
-------------------------------------------------------------------------------------------------------------
5 Years                                                                               $477
-------------------------------------------------------------------------------------------------------------
10 Years                                                                            $1,061
-------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE OTHER INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. There is no assurance that the Fund will achieve its investment objective, and the Fund's net asset value and total return will fluctuate upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth more or less than its original value. The Fund, by itself, does not provide a complete investment program.

All investments made by the Fund have some risk. Among other things, the market value of any security in which the Fund may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of the issuer's worth.

The Fund may be an appropriate investment if your are seeking long-term growth in your investment, and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of securities of a single issuer, a segment of the domestic stock market or the entire stock market. The value of the Fund's investments could be impacted by changes in interest rates. The investment style for the Fund could fall out of favor with the market. In other words, if investors lose interest in "value" stocks, then the net asset value of the Fund could also decrease. The Fund may hold cash or cash equivalents such as high quality money market instruments pending investment and to retain flexibility in meeting redemptions and paying expenses. Certain investments and investment techniques have additional risks, such as the potential use of leverage by the Fund through borrowings, securities lending and other investment techniques.

The Fund may adopt a temporary defensive position, such as investing up to all of its assets in cash or cash equivalents, during adverse market, economic or other circumstances that the sub-adviser believes require immediate action to avoid losses. In doing so, the Fund may not be pursuing its investment objectives.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them..

THE SUB-ADVISER AND PORTFOLIO MANAGEMENT. The sub-adviser to the PPM America/JNL Value Fund is PPM America, Inc. (PPM), which is located at 225 West Wacker Drive, Chicago, Illinois 60606. PPM, an affiliate of the investment adviser to the Trust, manages assets of Jackson National Life Insurance Company and of other affiliated companies. PPM is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

PPM supervises and manages the investment portfolio of the Fund and directs the purchase and sale of the Fund's investment securities. PPM utilizes teams of investment professionals acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund as they deem appropriate in the pursuit of the Fund's investment objectives.

The following should be added to the section entitled "Management Fee:"


------------------------------- ----------------------------------- ----------
PPM America/JNL Value Fund      $0 to $300 million                       .75%
                                $300 million to $500 million             .70%
                                Over $500 million                        .65%

------------------------------- ----------------------------------- ----------

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

                               JNL(R) SERIES TRUST

          On page 28, in the section entitled "Investment Restrictions Applicable to all Funds," sub-section (8) should be deleted and replaced in its entirety with the following paragraph:

          (8) No Fund may issue senior securities except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% (33 1/3% for the AIM sub-advised Funds) of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of a Fund's (not applicable to the AIM sub-advised Funds) total assets by reason of a decline in net assets, the Fund will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps and forward contracts, or the segregation of assets in connection with such contracts. The AIM Funds and the PPM America/JNL Value Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets. (For the AIM sub-advised Funds and the PPM America/JNL Value Fund, this is a non-fundamental restriction.)

          On page 30, in the section entitled "Operating Policies," the following paragraph should be added:

  For the PPM America/JNL Value Fund:

     (a) The Fund may not purchase portfolio securities if its outstanding borrowings exceed 5% of its total assets or borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.

     (b) The Fund may not acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.

     (c) The Fund may not make short sales of securities (except short sales against the box).

     (d) The Fund may not purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities but the Fund may make margin deposits in connection with permitted transactions in options, futures contracts and options on futures contracts.

     (e) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or to secure other permitted transactions. The deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for futures contracts are not deemed to be pledges or hypothecations for this purpose.

     (f) The Fund may not invest in interests in oil or gas or interests in other mineral exploration or development programs.

     (g) The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased. The Fund may not sell a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets. Likewise, the Fund may not sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. In addition, the current market value all open futures positions held by the Fund may not exceed 50% of its total assets.

         On page 50, the paragraph on PPM America, Inc. should be deleted and replaced in its entirety with the following paragraph:

         PPM America, Inc. ("PPM"), which is located at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606, serves as sub-adviser to the PPM America/JNL Balanced Fund, the PPM America/JNL High Yield Bond Fund, the PPM America/JNL Money Market Fund and the PPM America/JNL Value Fund. PPM, an affiliate of JNAM, is an indirect wholly owned subsidiary of Prudential plc, a publicly traded life insurance company in the United Kingdom.

         The following paragraph should be added on page 53 as the last paragraph to the sub-section entitled "Investment Advisory and Management Agreement with JNAM:"

         The Investment Advisory and Management Agreement has been amended on several occasions since its approval by the Trustees and the shareholders in connection with the establishment of the new Funds of the Trust. In each such case, the approval of such amendment by the Trustees has been given based on information, prepared by JNAM, regarding the services to be provided by JNAM under the amended agreement in respect of such new Funds, and the compensation to be paid JNAM for its services under the amended agreement in respect of such new Funds, including ancillary benefits, in relation to both the nature and quality of the services to be provided by JNAM, and in relation to the fees and expenses of other underlying funds of variable annuity products.

         The following paragraph should be added on page 55 as the last paragraph to the sub-section entitled "Sub-advisory Agreements with Alliance, Alger, PIMCO, PPM, Putnam and SPIAS:"

         The Trustees approved an amendment to the sub-advisory agreement with PPM in May 2002, in connection with the establishment of the PPM/JNL Value Fund. In approving the amendment to the agreement, the Trustees considered information, prepared by JNAM, regarding the nature of services to be provided with respect to the new Fund by PPM, PPM's investment performance record with respect to a similar mutual fund portfolio, and fees and expenses of the new Fund in relation to similar underlying funds of variable annuity products.

The following should be added to page 61:

  PPM America/JNL Value Fund...............      $0 to $50 million...................     .25%
                                                 $50 million to $150 million.........     .20%
                                                 $150 million to $300 million........     .175%
                                                 $300 million to $500 million........     .15%
                                                 Over $500 million...................     .125%



                                JNL SERIES TRUST

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 23.  Exhibits

(a) Agreement and Declaration of Trust of Registrant dated June 1, 1994, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

(b) Amended and Restated By-laws of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

(c)  Not Applicable

(d) (1) Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (2) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Fred Alger Management, Inc. dated August 16, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (3) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (4) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (5) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Rowe Price-Fleming International, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (6) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (7) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (8) Amendment dated August 7, 1996 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (9) Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Eagle Asset Management, Inc. dated August 9, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (10) Amendment dated August 21, 1996 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (11) Amendment dated April 18, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (12) Amendment dated April 18, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and PPM America, Inc. dated February 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (13) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Putnam Investment Management, Inc. dated April 22, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (14) Amendment dated December 17, 1997 to Amended Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (15) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Alliance Capital Management L.P. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (16) Amendment dated December 21, 1998 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (17) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Goldman Sachs Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (18) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and J.P. Morgan Investment Management Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (19) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Lazard Asset Management dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (20) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Pacific Investment Management Company dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (21) Amendment dated December 17, 1997 to Investment Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Salomon Brothers Asset Management Inc dated February 8, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed with the Securities and Exchange Commission on January 16, 1998.

     (22) Sub-Advisory Agreement between Jackson National Financial Services, Inc. and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on May 1, 1998.

     (23) Amendment dated April 30, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and J.P. Morgan Investment Management, Inc. dated December 17, 1997, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (24) Amendment dated December 31, 1999 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Standard & Poor's Investment Advisory Services, Inc. dated March 2, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (25) Sub-Advisory Agreement between Jackson National Financial Services, LLC and Pacific Investment Management Company dated March 14, 2000, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (26) Amendment dated February 10, 2000 to Amended Investment Advisory and Management Agreement between the Registrant and Jackson National Financial Services, LLC dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (27) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and T. Rowe Price Associates, Inc. dated February 20, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (28) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Putnam Investment Management, Inc. dated August 17, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (29) Amendment dated February 10, 2000 to Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and Janus Capital Corporation dated February 28, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (30) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Financial Services, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (31) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Fred Alger Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (32) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Corporation dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (33) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (34) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Salomon Brothers Asset Management Inc dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (35) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and T. Rowe Price Associates, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (36) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Eagle Asset Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (37) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Putnam Investment Management, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (38) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Alliance Capital Management L.P. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (39) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and J.P. Morgan Investment Management Inc. dated January
     31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (40) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Lazard Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (41) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc. dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (42) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Pacific Investment Management Company dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (43) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and OppenheimerFunds,Inc. dated April 25, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (44) Form of Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (45) Amendment dated August 9, 2001, to the Investment Advisory and Management Agreement between the Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

     (46) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and AIM Capital Management, Inc. dated August 9, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

     (47) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2001, incorporated by reference to Registrant's
     Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

     (48) Amendment dated October 4, 2001, to the Sub-Advisory Agreement between Jackson National Asset Management, LLC and Standard & Poor's Investment Advisory Services, Inc., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

     (49) Amendment dated October 4, 2001, to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

     (50) Supplement to the Investment Sub-Advisory Agreement with PPM America, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

     (51) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment
     No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

     (52) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management, LLC., incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

     (53) Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Janus Capital Management LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

     (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC attached hereto.

     (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., attached hereto.

(e) (1) Amended Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on June 28, 1996.

     (2) Amendment dated August 7, 1996 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on September 13, 1996.

     (3) Amendment dated April 18, 1997 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on October 16, 1997.

     (4) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account III dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (5) Amendment dated March 16, 1998 to Amended Fund Participation Agreement between JNL Series Trust, Jackson National Life Insurance Company and Jackson National Separate Account I dated September 19, 1995, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (6) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company and Jackson National Separate Account V dated February 11, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (7) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated March 16, 1998, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on March 27, 1998.

     (8) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account II dated December 16, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (9) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (10) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

(f)  Not Applicable

(g) (1) Custodian Contract between Registrant and State Street Bank and Trust Company dated September 16, 1996, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 15, 1997.

     (2) Custody Contract between Registrant and Boston Safe deposit & Trust Company dated May 14, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (3) Custody Contract between Registrant and Boston Safe Deposit & Trust Company dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (4) Amendment of Custody Contract dated October 4, 2001, between Registrant and Boston Safe Deposit & Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on October 15, 2001.

     (5) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, attached hereto.

(h) (1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on March 1, 1999.

     (2) Amendment dated February 10, 2000 to Administration Agreement between Registrant and Jackson National Financial Services, LLC dated January 1, 1999, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (3) Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (4) Amendment dated August 9, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

     (5) Amendment dated October 4, 2001, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's
     Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

     (6) Amendment dated February 14, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's
     Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

     (7) Amendment dated March 20, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

     (8) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

     (9) Form of Marketing Letter between Jackson National Life Distributors, Inc. and Sub-Adviser, incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed with the Securities and Exchange Commission on May 16, 2002.

     (10) Amendment dated May 16, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, attached hereto.

(i)  Opinion and Consent of Counsel, attached hereto.

(j) Consent of Auditors, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

(k)  Not Applicable

(l)  Not Applicable

(m) (1) Form of Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (2) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

     (3) Amended Brokerage Enhancement Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 27 filed with the Securities and Exchange Commission on October 24, 2001.

     (4) Amended Brokerage Enhancement Plan, attached hereto.

(n)  Not Applicable

(o)  Not Applicable

(p) (1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (2) Alliance Capital Management L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (3) Eagle Asset Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (4) Fred Alger Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

     (5) J.P. Morgan Investment Management Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000. (6) Janus Capital Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (7) Lazard Asset Management Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

     (8) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (9) PPM America, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (10) Putnam Investment Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the Securities and Exchange Commission on October 19, 2000.

     (11) Salomon Brothers Asset Management Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on December 18, 2000.

     (12) Standard & Poor's Investment Advisory Services, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (13) T. Rowe Price Associates, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed with the Securities and Exchange Commission on April 28, 2000.

     (14) OppenheimerFunds, Inc Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (15) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on April 25, 2001.

     (16) AIM Capital Management, Inc. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the Securities and Exchange Commission on August 9, 2001.

     (17) Mellon Capital Management Corporation Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 28 filed with the Securities and Exchange Commission on December 27, 2001.

     (18) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

     (19) Pacific Investment Management Company Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed with the Securities and Exchange Commission on April 17, 2002.

Item 24. Persons controlled by or under Common Control with Registrant.

     Jackson National Separate Account - I
     Jackson National Separate Account III
     Jackson National  Separate  Account V
     Jackson National  Separate Account VI
     JNLNY Separate Account I
     JNLNY Separate Account II

Item 25. Indemnification.

     Article VIII of the Registrant's Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a "Covered Person") shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     The foregoing indemnification arrangements are subject to the provisions of
     Section 17(h) of the Investment Company Act of 1940.

     Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, trustees or employees of the Registrant, and by separate agreement Jackson National Life Insurance Company has agreed to indemnify trustees of the Registrant who are not interested persons of the Registrant or its investment adviser.

Item 26. Business and Other Connections of Investment Adviser.

     Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Jackson National Asset Management, LLC ("JNAMLLC") contained in the section entitled "Management of the Trust" of the Prospectus, and the biographical information pertaining to Messrs. Hopping,Frauenheim, Meyer, Fritts, McLellan, D'Annunzio and Nerud and Ms. Rhee, contained in the section entitled "Trustees and Officers of the Trust" and the description of JNAMLLC contained in the section entitled "Investment Adviser and Other Services" of the Statement of Additional Information.

Directors and Officers of JNAMLLC:

Name                       Address                    Principal Occupation

Andrew B. Hopping          1 Corporate Way            President, Managing
                           Lansing, MI 48951          Board Member
                                                      (1/01 to Present)

Mark D. Nerud              1 Corporate Way            Chief Financial Officer,
                           Lansing, MI 48951          Managing Board Member
                                                      (1/01 to Present)

Susan S. Rhee              1 Corporate Way            Secretary
                           Lansing, MI 48951          (1/01 to Present)


AIM Capital Management, Inc., Alliance Capital Management L.P., Eagle Asset Management, Inc., Fred Alger Management, Inc., Janus Capital Corporation, J.P. Morgan Investment Management Inc., Lazard Asset Management, Mellon Capital Management Corporation, OppenheimerFunds, Inc., Pacific Investment Management Company, PPM America, Inc., Putnam Investment Management, Inc., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Limited,
Standard & Poor's Investment Advisory Services,Inc., and T. Rowe Price Associates, Inc., the sub-advisers of certain series of the Trust, are primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and other required information:


                                                                    File No.

          AIM Capital Management, Inc.                              801-15211
          Alliance Capital Management L.P.                          801-32361
          Eagle Asset Management, Inc.                              801-21343
          Fred Alger Management, Inc.                               801-06709
          Janus Capital Management LLC                              801-13991
          J.P. Morgan Investment Management Inc.                    801-21011
          Lazard Asset Management                                   801-6568
          Mellon Capital Management Corporation                     801-19785
          OppenheimerFunds, Inc.                                    801-8253
          Pacific Investment Management Company                     801-48187
          PPM America, Inc.                                         801-40783
          Putnam Investment Management, Inc.                        801-7974
          Salomon Brothers Asset Management Inc                     801-32046
          Standard & Poor's Investment Advisory Services, Inc.      801-51431
          Salomon Brothers Asset Management Limited                 801-43335
          T. Rowe Price Associates, Inc.                            801-856


Item 27. Principal Underwriters.

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors, Inc.:

         Name and                           Positions and Offices
         Business Address                   with Underwriter

         Michael A. Wells                   Director
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         Clark Manning                      Director
         1 Corporate Way
         Lansing, Michigan 48951

         Andrew B. Hopping*                 Director, Vice President, Treasurer
         1 Corporate Way                    and Chief Financial Officer
         Lansing, MI  48951

         Clifford J. Jack                   President and Chief
         401 Wilshire Blvd.                 Executive Officer
         Suite 1200
         Santa Monica, California 90401

         Mark D. Nerud                      Chief Operating Officer,
         225 West Wacker Drive              Vice President and Assistant
         Suite 1200                         Treasurer
         Chicago, IL 60606

         Joseph D. Emanuel                  Executive Vice President -
         1 Corporate Way                    Operations
         Lansing, Michigan 48951

         Pam Aurbach                        Vice President - National Sales
         401 Wilshire Boulevard             Development
         Suite 1200
         Santa Monica, CA 90401

         Kendall Best                       Vice President - Strategic
         401 Wilshire Boulevard             Relations
         Suite 1200
         Santa Monica, CA 90401

         Sean P. Blowers                    Vice President - Thrift Products
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Barry L. Bulakites                 Senior Vice President -
         401 Wilshire Blvd.                 National Sales Development
         Suite 1200
         Santa Monica, CA 90401

         Tori Bullen                        Vice President - Institutional
         401 Wilshire Boulevard             Marketing Group
         Suite 1200
         Santa Monica, CA 90401

         John Kawauchi                      Senior Vice President -
         401 Wilshire Boulevard             Marketing and Corporate
         Suite 1200                         Communications
         Santa Monica, CA 90401

         Christine A. Pierce-Tucker         Senior Vice President -
         401 Wilshire Boulevard             Variable Products
         Suite 1200
         Santa Monica, CA 90401

         Bradley J. Powell                  Senior Vice President
         1 Corporate Way
         Lansing, Michigan 48951

         Scott Robinson                     Vice President - Resource
         401 Wilshire Boulevard             Development West
         Suite 1200
         Santa Monica, CA 90401

         Gregory B. Salsbury                Executive Vice President
         401 Wilshire Blvd.
         Suite 1200
         Santa Monica, CA 90401

         James L. Simon                     Director of Compliance
         1 Corporate Way                    and Secretary
         Lansing, Michigan 48951

         Greg Smith                         Vice President - West Coast
         401 Wilshire Boulevard             IT Account Manager
         Suite 1200
         Santa Monica, CA 90401

         Phil Wright                        Vice President - Communications
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Scott Yessner                      Senior Vice President
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

         Nikhil Advani                      Vice President
         1 Corporate Way
         Lansing, Michigan 48951

         Terry Weiser                       Vice President - Advanced Markets
         401 Wilshire Boulevard
         Suite 1200
         Santa Monica, CA 90401

* These directors and/or Officers are also trustees and/or officers of the Trust.

Item 28. Location of Accounts and Records

     Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the
     physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11)
     are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Boston Safe Deposit and Trust Company, One Boston Place, Boston, MA 02108.

Item 21. Management Services.

     Not Applicable.

Item 30. Undertakings.

     Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 12th day of July 2002.


                JNL SERIES TRUST


                By: /s/ Andrew B. Hopping   *
                    ------------------------------------------------
                        Andrew B. Hopping
                        President, CEO and Trustee



         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.



/s/ Andrew B. Hopping *                                       July 12, 2002
------------------------------------                          ---------------
Andrew B. Hopping
President, CEO and Trustee


/s/ Robert A. Fritts *                                        July 12, 2002
------------------------------------                          ---------------
Robert A. Fritts
Vice President, Treasurer, CFO and Trustee


/s/ Joseph Frauenheim *                                       July 12, 2002
------------------------------------                          ---------------
Joseph Frauenheim
Trustee


/s/ Richard McLellan *                                        July 12, 2002
------------------------------------                          ---------------
Richard McLellan
Trustee

/s/ Dominic D'Annunzio *                                      July 12, 2002
------------------------------------                          ---------------
Dominic D'Annunzio
Trustee



* By Thomas J. Meyer, Attorney In Fact

                                POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of JNL SERIES TRUST, a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNL Series Trust, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration
Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.



/s/ Andrew B. Hopping                                           May 16, 2002
---------------------                                           ---------------
Andrew B. Hopping                                                Date


/s/ Robert A. Fritts                                            May 16, 2002
---------------------                                           ---------------
Robert A. Fritts                                                 Date


/s/ Joseph Frauenheim                                           May 16, 2002
---------------------                                           ---------------
Joseph Frauenheim                                                Date


/s/ Richard McLellan                                            May 16, 2002
---------------------                                           ---------------
Richard McLellan                                                 Date


/s/ Dominic D'Annunzio                                          May 16, 2002
---------------------                                           ---------------
Dominic D'Annunzio                                               Date

                                  Exhibit List

Item 23.  Exhibits

(d) (54) Amendment dated May 16, 2002 to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC attached hereto as EX-99.d(54).

    (55) Form of Amendment to the Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and PPM America, Inc., attached hereto as EX-99.d(55).

(g) (5) Form of Amendment of Custody Contract dated May 16, 2002, between Registrant and Boston Safe Deposit & Trust Company, attached hereto as EX-99.g(5).

(h) (10) Amendment dated May 15, 2002, to the Administration Agreement between Registrant and Jackson National Asset Management dated January 31, 2001, attached hereto as EX-99.h(10).

(i)      Opinion and Consent of Counsel, attached hereto as EX-99.i.

(m) (4)  Amended Brokerage Enhancement Plan, attached hereto as EX-99.m(4).